Offerings	Aug. 10, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0. 0025 each
Fee Rate	0.01381%
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $200,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form F-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $200,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form F-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $200,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form F-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $200,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form F-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $200,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form F-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	The registrant is registering an indeterminate number of securities for offer and sale from time to time at indeterminate prices, which shall have an aggregate offering price not to exceed $200,000,000. In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder. Includes consideration to be received by the registrant, if applicable, for registered securities that are issuable upon exercise, conversion, or exchange of other registered securities.

The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure (2)(A)(iii)(b) of Form F-3 under the Securities Act.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.